Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories	4. INVENTORIES As of September 30, 2020, the Company had inventory assets for a total of $1,703,162. The Company had inventory assets of $830,504 as of December 31, 2019.
4.	INVENTORIES
As of December 31, 2019, the Company had inventory assets for a total of $830,504. Inventory of $160,858 was recorded as of December 31, 2018.